     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 14, 2001

                                                     REGISTRATION NOS. 811-10343
                                                                       333-58822

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/

                         PRE-EFFECTIVE AMENDMENT NO. 2                       /X/

                          POST-EFFECTIVE AMENDMENT NO.                       / /
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/

                                AMENDMENT NO. 2                              /X/
                                ---------------

                                 MORGAN STANLEY
                             NASDAQ-100 INDEX FUND
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019
                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this registration statement.

                              -------------------

    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

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

PART A



    All disclosures contained in Part A (Prospectus) of Form N-1A of Pre-Effective Amendment Number 1 to the Registration Statement of Morgan Stanley Nasdaq-100 Index Fund (the "Registrant"), filed with the Securities and Exchange Commission on June 6, 2001, are herewith Incorporated by Reference in this Pre-Effective Amendment Number 2 to the Registration Statement of the Registrant.



PART B



    All disclosures contained in Part B (Statement of Additional Information) of Form N-1A of Pre-Effective Amendment Number 1 to the Registration Statement of Morgan Stanley Nasdaq-100 Index Fund (the "Registrant"), filed with the Securities and Exchange Commission on June 6, 2001, are herewith Incorporated by Reference in this Pre-Effective Amendment Number 2 to to the Registration Statement of the Registrant.



PART C
ITEM 23. EXHIBITS



10. Consent of Independent Auditors



    Other than Exhibit 10, all disclosures contained in Part C of Form N-1A of Pre-Effective Number 1 to the Registration Statement of Morgan Stanley Nasdaq-100 Index Fund (the "Registrant"), filed with the Securities and Exchange Commission on June 6, 2001, are herewith Incorporated by Reference in this Pre-Effective Amendment Number 2 to the Registration Statement of the Registrant.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 14th day of June, 2001.


                                      MORGAN STANLEY NASDAQ-100 INDEX FUND

                                      By: /s/ Barry Fink
                                          ----------------------
                                              Barry Fink
                                      Vice President and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signatures                                 Title                 Date
         ----------                                 -----                 ----

By: /s/ Charles A. Fiumefreddo           Chairman,                      06/14/01
    --------------------------           Chief Executive
        Charles A. Fiumefreddo           Officer and Trustee


By: /s/ Michael Bozic                    Trustee                        06/14/01
    --------------------------
        Michael Bozic

By: /s/ Edwin J. Garn                    Trustee                        06/14/01
    --------------------------
        Edwin J. Garn

By: /s/ Wayne E. Hedien                  Trustee                        06/14/01
    --------------------------
        Wayne E. Hedien

By: /s/ James F. Higgins                 Trustee                        06/14/01
    --------------------------
        James F. Higgins

By: /s/ Manuel H. Johnson                Trustee                        06/14/01
    --------------------------
        Manuel H. Johnson

By: /s/ Michael E. Nugent                Trustee                        06/14/01
    --------------------------
        Michael E. Nugent

By: /s/ Philip J. Purcell                Trustee                        06/14/01
    --------------------------
        Philip J. Purcell

By: /s/ John L. Schroeder                Trustee                        06/14/01
    --------------------------
        John L. Schroeder

By: /s/ Thomas F. Caloia                 Treasurer, Chief               06/14/01
    --------------------------           Financial Officer and
        Thomas F. Caloia                 Chief Accounting Officer